UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08991

The BlackRock High Yield Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
The BlackRock High Yield Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
July 31, 2004

BlackRock High Yield Trust (BHY)

	Principal
	Amount (000)
Rating[1]			Description	Value

			LONG-TERM INVESTMENTS—122.5%
			Corporate Bonds—121.6%
			Aero & Defense—2.7%
BB-	$ 425		AAR Corp., 6.875%, 12/15/07	$ 425,000
B	250	[2]	Argo Tech Corp.,9.25%, 6/01/11	260,000
B+	500		BE Aerospace Inc., 8.50%, 10/01/10	535,000
NR	1,500		Condor Systems, Inc., Ser. B, 11.875%, 5/01/09	105,000

				1,325,000

			Automotive—1.7%
BB+	325		Arvinmeritor Inc., 8.75%, 3/01/12	351,000
B1	300	[2]	Delco Remy International, Inc., 5.60%, 4/15/09	303,000
B	165	[2]	Metaldyne Corp., 10.00%, 11/01/13	166,238

				820,238

			Basic Material—2.7%
B1	200	[2]	Foundation Pennsylvania Coal Co., 7.25%, 8/01/14	200,500
B2	250	[2]	Gold Kist, Inc., 10.25%, 3/15/14	272,500
BB	500	[2]	International Steel Group, Inc., 6.50%, 4/15/14	472,500
B	250	[2]	Ispat Inland ULC, 9.75%, 4/01/14	257,500
NR	2,000	[3,4]	Republic Technologies International LLC, 13.75%, 7/15/09	0
BB-	125		Russel Metals, Inc., 6.375%, 3/01/14	120,000

				1,323,000

			Building & Development—2.4%
BBB-	955		D.R. Horton, Inc., 10.50%, 4/01/05	997,975
BBB	175		NVR, Inc., 5.00%, 6/15/10	168,875

				1,166,850

			Chemical—8.5%
B-	500	[2]	BCP Caylux Holdings SCA, 9.625%, 6/15/14 (Luxembourg)	518,750
Ba2	1,000		Hercules, Inc., 11.125%, 11/15/07	1,170,000
B	1,000		Huntsman LLC, 11.625%, 10/15/10	1,112,500
B-	250		Lyondell Chemical Co., 10.875%, 5/01/09	260,000
			Nalco Co.,
B2	100	[2]	7.75%, 11/15/11	104,500
B-	500	[2]	8.875%, 11/15/13	522,500
B3	430	[2]	Rhodia SA, 10.25%, 6/01/10	438,600

				4,126,850

			Conglomerates—1.3%
NR	375		Blount, Inc., 13.00%, 8/01/09	401,250
B-	200	[2]	Polypore, Inc., 8.75%, 5/15/12	214,000

				615,250

			Consumer Products—7.8%
NR	500	[2]	Ameriserve Finance Capital Corp., 12.00%, 9/15/06	25,000
B-	250	[2]	Amscan Holdings, Inc., 8.75%, 5/01/14	248,750
B2	500		Chattem Inc., 7.00%, 3/01/14	481,250
B	75	[2]	Jean Coutu Group, Inc., 7.625%, 8/01/12	75,563
BB	250	[2]	K2 Inc., 7.375%, 7/01/14	256,082
B-	250	[2]	Lazy Days RV Center, Inc., 11.75%, 5/15/12	262,500
NR	1,200	[3,5]	Nebco Evans Holding Co., 12.375%, 7/15/07	0
B-	500		Pantry, Inc., The, 7.75%, 2/15/14	496,250
B-	130		Petro Stopping Centers LP, 9.00%, 2/15/12	132,275
B-	125		Rayovac Corp., 8.50%, 10/01/13	132,188
B-	400		Rite Aid Corp., 6.875%, 8/15/13	365,000
B-	1,000		St. John Knits Intl., Inc., 12.50%, 7/01/09	1,067,500
B3	250		True Temper Sports, Inc., 8.375%, 9/15/11	252,500

				3,794,858

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Containers & Glass—5.2%
B	$ 500		Crown Cork & Seal, Inc., 8.00%, 4/15/23	$ 455,000
B-	150	[2]	Intertape Polymer US, Inc., 8.50%, 8/01/14	150,108
BB-	100		Owens-Brockway Glass Container, 8.875%, 2/15/09	108,000
B-	250	[2]	Solo Cup Co., 8.50%, 2/15/14	231,250
B2	200	[2]	Tekni-Plex, Inc., 8.75%, 11/15/13	193,500
CCC+	1,500		U.S. Can Corp., Ser. B, 12.375%, 10/01/10	1,410,000

				2,547,858

			Ecological Services & Equipment—1.7%
B+	783		Allied Waste NA, Inc., Ser. B, 10.00%, 8/01/09	824,108

			Energy—21.1%
BB	1,000	[2]	AES Corp., 9.00%, 5/15/15	1,090,000
B+	239		AES Red Oak LLC, Ser. A, 8.54%, 11/30/19	250,261
B+	495		Calpine Canada Energy Finance ULC, 8.50%, 5/01/08 (Canada)	309,375
Ba1	207		CE Generation LLC, 7.416%, 12/15/18	207,972
BB-	250	[2]	Chesapeake Energy Corp., 7.00%, 8/15/14	251,875
B	250		Dresser, Inc., 9.375%, 4/15/11	270,000
B-	750		El Paso Production Holding Co., 7.75%, 6/01/13	716,250
Ba2	250		Elwood Energy LLC, 8.159%, 7/05/26	243,659
B	250		Exco Resources, Inc., 7.25%, 1/15/11	258,750
B	500		Hanover Compressor Co., 8.625%, 12/15/10	525,000
B1	1,000	[2]	Midwest Generation LLC, 8.75%, 5/01/34	1,060,000
B3	500		Mission Energy Holding Co., 13.50%, 7/15/08	621,250
B+	475	[2]	North American Energy Partners, Inc., 8.75%, 12/01/11	471,437
B+	500	[2]	NRG Energy, Inc., 8.00%, 12/15/13	512,500
B2	1,000		Orion Power Holdings, Inc., 12.00%, 5/01/10	1,205,000
Ba2	125	[2]	Plains Exploration & Production Co., 7.125%, 6/15/14	128,750
Ba2	250	[2]	Pride International, Inc., 7.375%, 7/15/14	256,250
B	185		Range Resources Corp., 7.375%, 7/15/13	188,700
B+	250		Reliant Energy, Inc., 9.25%, 7/15/10	265,625
B	400		Roseton Danskammer, Ser.A, 7.27%, 11/08/10	388,000
BB-	300		Swift Energy Co., 7.625%, 7/15/11	307,500
BB	275		Transcontinental Gas Pipe Line Corp., Ser. B, 8.875%, 7/15/12	323,125
B+	425		Williams Cos, Inc., 7.625%, 7/15/19	429,250

				10,280,529

			Finance & Banking—12.8%
Ba2	1,000	[2]	Capital Guardian High Yield CBO Ltd., Ser. 1A, Class D2, 11.45%, 5/24/13	905,600
BB	1,200		Crum & Forster Holdings Corp., 10.375%, 6/15/13	1,302,000
B+	60	[2]	E*Trade Financial Corp., 8.00%, 6/15/11	59,850
BB	960		Fairfax Financial Holdings Ltd., 7.75%, 4/26/12	950,400
Ba3	2,500	[2]	First Dominion Funding II, Ser. 1A, Class D1, 11.614%, 4/25/14	2,186,000
B-	250	[2]	Global Cash Access LLC, 8.75%, 3/15/12	262,500
B	350	[2]	Refco Finance Holdings LLC, 9.00%, 8/01/12	350,546
C	2,314	[2]	Zais Investment Grade Ltd., Class C, 9.95%, 9/23/14	231,360

				6,248,256

			Forest Products—3.7%
B	70		Caraustar Industries, Inc., 9.875%, 4/01/11	72,450
BB+	260		Georgia Pacific Corp., 8.00%, 1/15/24	271,050
B	250		JSG Funding PLC, 9.625%, 10/01/12	280,625
B+	400		Millar Western Forest Products Ltd., 7.75%, 11/15/13	408,000
BB	250		Norske Skog Canada Ltd., 7.375%, 3/01/14	248,750
BB-	500		Tembec Industries, Inc., 8.625%, 6/30/09	515,000

				1,795,875

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Health Care—7.1%
B-	$ 225	[2]	Concentra Operating Corp., 9.125%, 6/01/12	$ 239,063
B-	105	[2]	Curative Health Services, Inc., 10.75%, 5/01/11	95,025
NR	400		HealthSouth Corp., 10.75%, 10/01/08	412,000
B-	225	[2]	IASIS Healthcare LLC, 8.75%, 6/15/14	232,875
B-	1,000		MedQuest, Inc., Ser. B, 11.875%, 8/15/12	1,135,000
B-	600		Province Healthcare Co., 7.50%, 6/01/13	583,500
			Tenet Healthcare Corp.,
B-	205		6.375%, 12/01/11	183,987
B-	5		6.50%, 6/01/12	4,450
B-	305	[2]	9.875%, 7/01/14	315,675
B-	275		Universal Hospital Services, Inc., 10.125%, 11/01/11	278,437

				3,480,012

			Hotels & Casino—3.1%
B	350	[2]	American Casino & Entertainment Properties LLC, 7.85%, 2/01/12	357,000
Ba3	245		Host Marriot Corp., Ser. B, 7.875%, 8/01/08	251,738
BB+	175		ITT Corp., 7.375%, 11/15/15	180,031
B	100		John Q. Hammons Hotels LP, Ser. B, 8.875%, 5/15/12	110,000
BB+	300		MGM Mirage, 5.875%, 2/27/14	276,000
BB-	120	[2]	Mohegan Tribal Gaming Auth., 7.125%, 8/15/14	120,900
B+	250		Station Casinos, Inc., 6.50%, 2/01/14	243,125

				1,538,794

			Industrials—4.1%
B	315		Cenveo Corp., 7.875%, 12/01/13	287,438
B-	500	[2]	ERICO International Corp., 8.875%, 3/01/12	506,250
B	250		JLG Industries, Inc., 8.375%, 6/15/12	260,000
B+	500		United Rentals North America, Inc., 7.00%, 2/15/14	452,500
B-	500		Williams Scotsman, Inc., 9.875%, 6/01/07	495,000

				2,001,188

			Media—15.6%
B-	500	[2]	Affinity Group, Inc., 9.00%, 2/15/12	512,500
B1	750		Alliance Atlantis Communications, Inc., 13.00%, 12/15/09 (Canada)	819,375
Caa1	550		Charter Communications Holdings II LLC, 10.25%, 9/15/10	554,125
			Charter Communications Holdings LLC,
CCC-	800		10.75%, 10/01/09	650,000
CCC-	875		11.125%, 1/15/11	706,562
			CSC Holdings, Inc.,
BB-	525	[2]	6.75%, 4/15/12	504,000
BB-	90		7.875%, 2/15/18	86,850
BB-	45		Ser. B, 7.625%, 4/01/11	45,450
BB-	150		Echostar DBS Corp., 6.375%, 10/01/11	148,500
B3	500		Granite Broadcsting Corp., 9.75%, 12/01/10	457,500
B	200	[2]	Kabel Deutschland Gmbh, 10.625%, 7/01/14	205,000
B-	300		Nexstar Finance, Inc., 7.00%, 1/15/14	285,750
B-	125	[2]	NTL Cable PLC, 8.75%, 4/15/14	131,875
C	250	[2]	Vertis, Inc., 13.50%, 12/07/09	256,250
B-	500		Von Hoffmann Corp., 10.375%, 5/15/07	505,000
CCC+	750		WRC Media, Inc., 12.75%, 11/15/09	682,500
CCC+	980		XM Satellite Radio, Inc., 14.00%, 3/15/10	1,073,100

				7,624,337

			Real Estate—0.6%
BB	300	[2]	American Real Estate Partners LP, 8.125%, 6/01/12	307,500

BlackRock High Yield Trust (BHY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			Technology—4.5%
B1	$ 115		Amkor Tech. Inc., 7.75%, 5/15/13	$ 98,037
Ba3	500		Celestica, Inc., 7.875%, 7/01/11	510,000
			Freescale Semiconductor, Inc.,
BB+	100	[2]	4.38%, 7/15/09	101,000
BB+	50	[2]	6.875%, 7/15/11	50,375
BB+	100	[2]	7.125%, 7/15/14	100,750
B	275		General Cable Corp., 9.50%, 11/15/10	301,125
CCC	250		Knowles Electronics Holdings, Inc., 13.125%, 10/15/09	261,250
B	190	[2]	New ASAT Finance Ltd., 9.25%, 2/01/11	183,350
B	536		ON Semiconductor Corp., 12.00%, 3/15/10	615,060

				2,220,947

			Telecommunication—10.1%
B-	500		ACC Escrow Corp., Ser. B, 10.00%, 8/01/11	435,000
C	500	[2]	Alamosa Delaware, Inc., 8.50%, 1/31/12	488,750
NR	2,000	[3,4]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (United Kingdom)	180,000
C	320	[2]	Centennial Communications Corp., 8.125%, 2/01/14	298,400
B-	500		Cincinnati Bell, Inc., 8.375%, 1/15/14	440,000
B+	465	[2]	PanAmSat Corp., 9.00%, 8/15/14	465,000
NR	600	[3,4]	PF. Net Communications, Inc., 13.75%, 5/15/10	60
B	175		Qwest Capital Funding, Inc., 7.90%, 8/15/10	158,375
B+	1,500	[2]	Qwest Communications Intl., 7.50%, 2/15/14	1,398,750
BBB-	300		Rogers Wireless Communications, Inc., 6.375%, 3/01/14	279,750
CCC	300		Rural Cellular Corp., 9.875%, 2/01/10	300,000
CCC	500	[3,5]	UbiquiTel Operating Co., 9.875%, 3/01/11	496,250

				4,940,335

			Transportation—4.9%
B-	500	[2]	Horizon Lines LLC, 9.00%, 11/01/12	518,750
B+	350		OMI Corp., 7.625%, 12/01/13	344,750
BB+	500		Overseas Shipholding Group, 7.50%, 2/15/24	465,880
B	500		Sea Containers Ltd., Ser. B, 10.75%, 10/15/06	520,000
B+	500		TFM SA de CV, 12.50%, 6/15/12 (Mexico)	535,000

				2,384,380

			Total Corporate Bonds	59,366,165

			Bank Loans—0.6%
	280		Rockwood Specialties Group, Term Loan A, LIBOR+8.00%, 1/31/06	278,880

	Shares

			Preferred Securities—0.0%
	1	[4]	Adelphia Business Solutions, Ser. B, 12.875%	0

			Common Stock—0.3%
	8		Mattress Discounters Corp.,	0
	54	[3]	Neon Communications, Inc.,	134,055

			Total Common Stock	134,055

BlackRock High Yield Trust (BHY) (continued)

Units		Description	Value

		Warrants—0.0%
1	[2,3]	Mattress Discounters Corp., Expires 7/15/07	$ 1
54	[2,3]	Neon Communications, Inc., Expires 12/02/12	0
1	[2,3]	PF. Net Communications, Inc., Expires 5/15/10	0
2	[2,3]	Republic Technologies International LLC, Expires 7/15/09	20

		Total Warrants	21

		Total Long-Term Investments (cost $68,091,892)	59,779,121

Principal
Amount
(000)

		SHORT-TERM INVESTMENTS—17.8%
		U.S. Government and Agency Securities—17.8%
8,700		Federal National Mortgage Assoc., 1.28%, 8/02/04, (cost $8,699,691)	8,699,691

		Total investments—140.3% (cost $76,791,583)	68,478,812
		Liabilities in excess of other assets—(40.3)%	(19,655,557)

		Net Assets—100%	$ 48,823,255

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 41.6% of its net assets, with a current market value of $20,329,068, in securities restricted as to resale.
[3]	Illiquid securities representing 1.7% of net assets.
[4]	Issuer is technically in default and/or bankruptcy.
[5]	Security is fair valued.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The BlackRock High Yield Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004